LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JULY 6, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MAY 1, 2021

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective August 7, 2021, the following changes are made to the Summary Prospectus and Prospectus of each fund listed in Schedule A (each, a “Fund” and collectively, the “Funds”):

a)	All references to Lisa Wang in the section entitled “Management—Portfolio managers” in the Summary Prospectus and Prospectus of each Fund are deleted in their entirety and replaced with the following:

Jacqueline Kenney, CFA	Portfolio Manager	August 2021
Laura Green, CFA	Portfolio Manager	August 2021

b)

All references to Lisa Wang in the section entitled “More on fund management—Portfolio managers” in the Summary Prospectus and Prospectus of each Fund are deleted in their entirety and replaced with the following:

Jacqueline Kenney, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Ms. Kenney was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Before joining QS Investors in 2010, Ms. Kenney was employed at Deutsche Asset Management. Previously, she was a consultant at Bearing Point and Accenture. Ms. Kenney received her B.A. from Colgate University and her MBA from the Ross School of Business at the University of Michigan.	August 2021

Laura Green, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Ms. Green was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Before joining QS Investors in 2010, Ms. Green was a portfolio manager and portfolio assistant for Deutsche Asset Management Quantitative Strategies group. She received her B.A. from University of Pennsylvania.	August 2021

II.	Effective August 7, 2021, the following changes are made to the SAI of each Fund listed on Schedule A.

a)

All references to Lisa Wang in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the SAI of each Fund are deleted in their entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (billions)($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions)($)
Jacqueline Kenney*	Registered Investment Companies	13	2.42	None	None
	Other Pooled Investment Vehicles	7	0.50	None	None
	Other Accounts	6	0.22	None	None

Laura Green*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	8	0.30	None	None
	Other Accounts	21	0.42	1	0.05

*	The information is as of May 31, 2021 and does not reflect additional accounts (including the Funds) for which Ms. Kenney and Ms. Green will join the portfolio management team on August 7, 2021.

b)

All references to Lisa Wang in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the SAI of each Fund are deleted in their entirety and replaced with the following:

Jacqueline Kenney	None
Laura Green	None

SCHEDULE A

Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
QS Variable Conservative Growth
QS Variable Growth
QS Variable Moderate Growth

Please retain this supplement for future reference.

QSIN649263

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